Dividends Paid	12 Months Ended
Feb. 28, 2021
Disclosure of dividends [text block] [Abstract]
DIVIDENDS PAID
27.	DIVIDENDS PAID

	2021	2020	2019
	Figures in Rand thousands
Dividend paid by the Company to owner of the Company	(272,235)	(52,502)	(93,930)
Dividend paid by subsidiaries to NCI	(145,859)	(39,506)	(54,585)
Total dividend paid	(418,094)	(92,008)	(148,515)

Dividend per share

Dividend paid by the Company to owner of the Company

Figures in Rand thousands	2021		2020		2019
	Per share	Amount	Per share	Amount	Per share	Amount
Interim dividend	104,385.00	104,385	24,545.00	24,545	-	-
Final dividend	8.26	167,850	27,957.00	27,957	93,930.00	93,930
	-	272,235	-	52,502	-	93,930

Dividend paid by subsidiaries to NCI

Figures in Rand thousands	2021		2020		2019
Subsidiary	Per share	Amount	Per share	Amount	Per share	Amount
Cartrack Holdings Limited	0.54	51,536	0.12	11,307	0.28	26,322
Cartrack Holdings Limited	0.87	83,030	0.20	19,087	0.18	17,245
Cartrack Limitada	5.68	9,090	4.90	7,852	6.31	10,102
Found Proprietary Limited	20,000.00	1,020	-	-	-	-
Cartrack Polska.Sp.zo.o	119,019.27	1,183	-	-	-	-
Cartrack Tanzania Limited	-	-	3,168.00	1,260	2,291.03	916
		145,859		39,506		54,585